SHARE BASED COMPENSATION - Share Unit Plans - (Details) shares in Thousands, EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2019 EquityInstruments shares	Dec. 31, 2018 EquityInstruments shares
SHARE BASED COMPENSATION
Vesting period	3 years
Performance Share Units (PSUs)
SHARE BASED COMPENSATION
Vesting period	3 years
Outstanding, beginning of year	2,197	2,267
Granted	1,212	1,553
Redeemed for cash | shares	(1,210)	(1,623)
Forfeited/expired | shares	(6)
Outstanding, end of year	2,193	2,197
Performance Share Units (PSUs) | Minimum
SHARE BASED COMPENSATION
Percentage of share price receivable at the time of vesting	0.00%
Performance Share Units (PSUs) | Maximum
SHARE BASED COMPENSATION
Percentage of share price receivable at the time of vesting	200.00%
Restricted Stock Units (RSUs)
SHARE BASED COMPENSATION
Vesting period	3 years
Outstanding, beginning of year	14,592	16,072
Granted	4,861	4,796
Redeemed for cash | shares	(5,577)	(5,962)
Forfeited/expired | shares	(274)	(314)
Outstanding, end of year	13,602	14,592
Deferred Share Units (DSUs)
SHARE BASED COMPENSATION
Outstanding, beginning of year	1,305	1,302
Granted	200	192
Redeemed for cash | shares	(217)	(189)
Forfeited/expired | shares	(1)
Outstanding, end of year	1,287	1,305
Director | Deferred Share Units (DSUs)
SHARE BASED COMPENSATION
First increments of share price receivable by executives at the time of vesting	50.00%
Second increments of share price receivable by executives at the time of vesting	100.00%
Executive Officer | Deferred Share Units (DSUs)
SHARE BASED COMPENSATION
First increments of share price receivable by executives at the time of vesting	25.00%
Second increments of share price receivable by executives at the time of vesting	50.00%
Third increments of share price receivable by executives at the time of vesting	75.00%
Fourth increments of share price receivable by executives at the time of vesting	100.00%